Schedule of fair value measurement (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Listed equity investment	$ 3,034
Unlisted equity investment	4,345
Total financial assets	7,379
Warrant derivative liabilities	17,140
Total financial liabilities	17,140
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Listed equity investment	3,034
Unlisted equity investment
Total financial assets	3,034
Warrant derivative liabilities
Total financial liabilities
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Listed equity investment
Unlisted equity investment
Total financial assets
Warrant derivative liabilities
Total financial liabilities
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Listed equity investment
Unlisted equity investment	4,345
Total financial assets	4,345
Warrant derivative liabilities	17,140
Total financial liabilities	$ 17,140